CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Private Placement [Member]
Issuance expenses paid	$ 3,679
Registered Direct [Member]
Issuance expenses paid	$ 3,215